Offerings	Sep. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,800,000
Proposed Maximum Offering Price per Unit	1.55
Maximum Aggregate Offering Price	$ 2,790,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 385.30
Offering Note
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of common stock, par value $0.001 per share (the “Common Stock”), of PetMed Express, Inc. (the “Registrant”) that become issuable under the PetMed Express, Inc. 2024 Omnibus Incentive Plan, as amended (the “Omnibus Plan”), in accordance with the adjustment and anti-dilution provisions of the Omnibus Plan.

The amount registered represents 1,800,000 additional shares of the Registrant’s Common Stock issuable pursuant to the Omnibus Plan.

The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based on a per share price of $1.55, the average of the high and low price per share of the Registrant’s Common Stock as reported on The NASDAQ Global Select Market on September 25, 2026, which date is within five business days prior to filing this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock Purchase Rights
Amount of Registration Fee	$ 0
Offering Note	The Preferred Stock Purchase Rights (the “Purchase Rights”) are initially attached to the shares of the Registrant’s Common Stock. The Purchase Rights currently cannot trade separately from the underlying Common Stock and the value attributable to such Purchase Rights, if any, is reflected in the market price of the shares of the Registrant’s Common Stock.